INCOME TAXES - Expense reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective income tax [abstract]
Statutory income tax (expense) recovery	$ (112)	$ (575)	$ (287)
Reduction (increase) resulting from:
Increase in tax assets not recognized	(6)	(8)	(9)
Differences between statutory rate and future tax rate and tax rate changes	0	10	(142)
Non-controlling interest	87	19	7
Subsidiaries’ income taxed at different rates	50	10	74
Non-deductible expenses	(93)	426	271
Other	1	0	(1)
Total income tax expense	$ (73)	$ (118)	$ (87)
Effective income tax rate	19.20%	6.00%	8.60%